Submission	Nov. 01, 2024
Submission [Line Items]
Central Index Key	0001533232
Registrant Name	Brookfield Renewable Partners L.P.
Form Type	F-3
Submission Type	F-3
Fee Exhibit Type	EX-FILING FEES